Loans Receivable, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loan Receivables, Net (Textual)
Monthly interest rate	2.00%
Loan receivables from related parties	$ 331,039
Allowance for loan losses	3,483
Loan receivables from third parties	0
Net of provision for loan losses third parties	0	0
Net of provision for loan losses related parties	$ 3,344	$ 0
Loan contract maturity terms, description	The outstanding contracts during the reporting period, the maturity terms are 3 months.
Minimum [Member]
Loan Receivables, Net (Textual)
Monthly interest rate	8.00%	8.00%
Maximum [Member]
Loan Receivables, Net (Textual)
Monthly interest rate	30.00%	30.00%